Long-term Debt and Capital Lease Obligations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Debt Instrument [Line Items]
Senior Long Term Notes	$ 5,393,414		$ 5,514,947
Capital lease obligations	356,000		341,750
Other	40,190		40,991
Long-term debt and capital lease obligations	113,340		144,321
Less current maturities	297,616		313,607
Total long-term debt less current maturities	8,797,785		9,080,277
Revolving credit maximum amount available	4,169,803		4,349,870
Revolving credit balance outstanding			2,900,222
Balance outstanding	2,773,138
Senior Credit Agreement 2012 Member [Member]
Debt Instrument [Line Items]
Senior Credit Agreement	2,773,138		2,900,222
Line of credit outstanding which reduces available borrowings under the revolving credit facility	6,893		6,893
RevolvingCreditUSD [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	1,000,000		1,000,000
Revolving credit balance outstanding	50,895		35,992
RevolvingCreditEUR [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	447,560		485,640
Revolving credit balance outstanding			0
TermLoanA2012 [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	2,400,000		2,500,000
Revolving credit balance outstanding	2,400,000		2,500,000
Term Loan 2 2014 [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available		$ 364,230
Revolving credit balance outstanding		364,230
Maximum amount available	322,243
Balance outstanding	322,243
Euro Notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes			451,653
Accounts Receivable Facility [Member]
Debt Instrument [Line Items]
Maximum amount available	800,000		800,000
Balance outstanding	356,000		$ 341,750
Line of credit outstanding which reduces available borrowings under the revolving credit facility	66,622	$ 66,622
Equity Neutral Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 419,319